UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported) _____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

_________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number there is no deposits here, only the issuer has a CIK:     N/A

HTS Fund I LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):     1876330

Central Index Key Number of underwriter (if applicable):     N/A

Trey Rome (214) 613-6381

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated July 30, 2021, of KPMG LLP, obtained by the issuer, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HTS Fund I LLC

By: Home Tax Solutions, LLC, as sole member of HTS Funding DE LLC, its member

/s/ Trey Rome
Name: Trey Rome
Title: Chief Executive Officer

Date: August 4, 2021

EXHIBIT INDEX

Exhibit Number	Description

99.1	Agreed-upon procedures report, dated August 4, 2021, of KPMG LLP.